Commitments and Guarantees - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Unfunded commitments to extend credit, short term	73.00%
Term of unfunded commitment	1 year
Cash collateral provided for securities lending	$ 19,580	$ 19,400
Accrued expenses and other liabilities
Loss Contingencies [Line Items]
Cash collateral received in connection to securities finance activities	$ 11,520	$ 3,850